Intangible Assets and Goodwill, Net - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 42,724,218
Balance at end of the period	42,255,881	$ 42,724,218
Impairment of long-lived assets	(1,276,990)	(1,387,431)	$ (1,446,568)
Goodwill.
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	14,113,626	14,113,626
Impairment adjustments	(76,969)
Balance at end of the period	14,036,657	14,113,626	14,113,626
Goodwill. | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,794,684	13,794,684
Balance at end of the period	13,794,684	13,794,684	13,794,684
Goodwill. | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	241,973
Balance at end of the period	241,973	241,973	241,973
Goodwill. | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	76,969	76,969
Impairment adjustments	(76,969)
Balance at end of the period		76,969	76,969
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	35,242	175,444
Impairment adjustments		(40,803)
Transfers		(99,399)
Balance at end of the period	35,242	35,242	175,444
Indefinite-lived trademarks | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	32,813	132,212
Transfers		(99,399)
Balance at end of the period	32,813	32,813	132,212
Indefinite-lived trademarks | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	2,429	43,232
Impairment adjustments		(40,803)
Balance at end of the period	2,429	2,429	43,232
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067	15,166,067
Concessions | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042	$ 96,042
Trademarks with finite useful lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Impairment of long-lived assets		(40,803)
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,409,283
Balance at end of the period	13,017,915	13,409,283
Intangible Assets with Finite Useful Lives | Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	110,701
Balance at end of the period		110,701
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	255,782
Balance at end of the period	$ 183,654	$ 255,782